Notes to the Balance Sheet - Summary of In process R&D Programs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Tafasitamab
R&D Programs [Line Items]
Milestone payments were capitalized		€ 10.4
Value in use patent term	21 years
Beta factor	160.00%		100.00%
WACC before tax	15.90%		11.40%
Pelabresib
R&D Programs [Line Items]
Value in use patent term	21 years
Capitalized R&D program	€ 766.7
In-process R&D Programs and Internally Generated Intangible Assets
R&D Programs [Line Items]
Fair value	768.8
CPI-0209
R&D Programs [Line Items]
Capitalized R&D program	€ 2.1
R&D Program
R&D Programs [Line Items]
Beta factor	160.00%		150.00%
WACC before tax	14.00%		13.70%
Reduction in cash flow forecast	0.49
Discount rate	9.40%